Note 36 - Related Party Transactions - Compensation Expense of Key Management Personnel (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Compensation Expense of Key Management Personnel [Abstract]
Short-term employee benefits	€ 32	€ 41	€ 39
Post-employment benefits	6	10	10
Other long-term benefits	6	2	7
Termination benefits	34	32	3
Share-based payment	21	2	22
Total	€ 99	€ 87	€ 81